Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of consolidated financial statements
	As of March 31,
	2021	2020
Current assets
Cash and cash equivalents	$856,515	$156,485
Investment	3,974,915	4,452,884
Investment - related party	3,966,476	2,524,197
Amounts due from non-VIE subsidiaries of the Company	1,350,052	1,103,922
Other assets	31,272	357,588
	10,179,230	8,595,075
Noncurrent assets
Other assets	60,544	13,372

Total Assets	$10,239,774	$8,608,448

Current liabilities
Accounts and other payable	32,156	3,912
Customer advances	270,981	234,606
Amounts due to related party	688,371	72,890
Amounts due to non-VIE subsidiaries of the Company	3,845,718	1,404,647
Right of use liabilities	29,739	-
Provision for taxation	1,972,025	1,874,529
Total current liabilities	6,838,990	3,590,583
Right of use liabilities – non-current portion	9,913	-

Total Liabilities	$6,848,903	$3,590,583
	For the year ended March 31,
	2021	2020	2019
Net revenues	$225,749	$11,159	$2,744,277
Net (loss) income	$(2,830,799)	$(922,923)	$1,767,306
Net cash (used in) provided by operating activities	$(94,732)	$(56,317)	$2,278,534
Net cash provided by (used in) investing activities	$663,140	$71,399	$(4,610,931)
Net cash provided by financing activities	$251,951	$310,577	$96,137

Schedule of exchange rate used for translation
	March 31,	March 31,	March 31,
	2021	2020	2019
Period/year end RMB:US$ exchange rate	6.5536	7.0876	6.71111
Period/annual average RMB:US$ exchange rate	6.7772	6.9798	6.71075
Period/year end HKD:US$ exchange rate	7.7742	7.7705	7.84934
Period/annual average HKD:US$ exchange rate	7.7524	7.7588	7.84162

Schedule of property and equipment estimated useful lives
Computer Equipment	1 – 3 years
Office Equipment	4 – 5 years
Motor Vehicle	4 years

Schedule of property and equipment estimated useful lives
Software	5 years

Schedule of fair value of financial instruments
	Carrying Amount			Estimated
	Level 1	Level 2	Level 3	Fair Value
March 31, 2021
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	5,073,548	5,073,548
Related party investment -wealth management product	-	-	3,966,476	3,966,476

March 31, 2020
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	5,587,984	5,587,984
Related party investment -wealth management product	-	-	3,378,706	3,378,706